Related-party Information (Schedule of Transactions with Directors and Officers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Short-term benefits	$ 2,274	$ 2,316
Share-based payments	280	296
Key management personnel compensation	$ 2,554	$ 2,612